Long-term investments	12 Months Ended
Dec. 31, 2013
Long-term investments:
Cost and Equity Method Investments Disclosure [Text Block]
7.	Long-term investments:

	December 31, 2013	December 31, 2012

Weichai Westport Inc. (a)	$14,534	$11,275
Cummins Westport Inc. (b)	7,191	7,126
Other equity accounted for investees	403	717

	$22,128	$19,118

(a)   Weichai Westport Inc.:

On July 3, 2010, the Company invested $4,316 under an agreement with Weichai Holding Group Co. Ltd. and Hong Kong Peterson (“CNG”) Equipment Ltd. to form Weichai Westport Inc. (“WWI”). On October 11, 2011, the Company invested an additional $955 in WWI. The Company has a 35%  equity interest in WWI.

For the year ended December 31, 2013, the Company recognized its share of WWI’s income of $4,264 (year ended December 31, 2012 - $2,881; nine months ended December 31, 2011 - $1,438), as income from investment accounted for by the equity method.

Assets, liabilities, revenue and expenses of WWI as of and for the periods presented are as follows:

	December 31, 2013	December 31, 2012

Current assets:
Cash and short-term investments	$4,696	$1,145
Accounts receivable	31,967	21,512
Inventory	80,412	55,109
Other current assets	176	1,053
Long-term assets
Property, plant and equipment	7,021	4,930
Deferred income tax assets	6,874	3,248

Total assets	$131,146	$86,997

Current liabilities:
Accounts payable and accrued liabilities	$71,345	$49,125
Other current liabilities	21,671	12,055

Total liabilities	$93,016	$61,180

			Nine months ended
	Years ended December 31,		December 31,
	2013	2012	2011

Product revenue	$466,580	$272,086	$84,917

Cost of revenue and expenses:
Cost of product revenue	429,238	247,299	75,581
Operating expenses	22,846	15,022	4,457
	452,084	262,321	80,038

Income before income taxes	14,496	9,765	4,879

Income tax expense	2,315	1,536	1,364

Income for the period	$12,181	$8,229	$3,515

(b)   Cummins Westport Inc.:

The Company entered into a joint venture with Cummins on March 7, 2001. On December 16, 2003, the Company and Cummins amended the joint venture agreement (“JVA”) focusing CWI on developing markets for alternative fuel engines. In addition, the two companies signed a Technology Partnership Agreement that creates a flexible arrangement for future technology development between Cummins and the Company.

On February 20, 2012, the JVA was amended and restated to provide for, among other things, clarification concerning the scope of products within CWI. In addition, the parties have revised certain economic terms of the JVA.

The joint venture has a term of ten years from the date of the JVA and can be terminated under certain circumstances before the end of the term, including in the event of a material breach of the agreement by, or in the event of a change of control of one of the parties.

Prior to February 20, 2012, the Company and Cummins shared equally in the profits and losses of CWI. Under the new JVA, profits and losses are shared equally up to an established revenue baseline, then any excess profit will be allocated 75% to the Company and 25% to Cummins.

The Company has determined that CWI is a VIE. Cummins and Westport each own 50% of the common shares of CWI and have equal representation on the Board of Directors. No one shareholder has the unilateral power to govern CWI. The Board of Directors has power over the operating decisions and to direct other activities of CWI that most significantly impact CWI’s economic performance as set forth in the governing documents. As decision-making at the Board of Directors’ level requires unanimous approval, this power is shared. Accordingly neither party is the primary beneficiary.

The Company has not historically provided and does not intend to provide financial or other support to CWI that the Company is not previously contractually required to provide.

For the year ended December 31, 2013, the Company recognized its share of CWI’s income of $9,433 (year ended December 31, 2012 - $13,232; nine months ended December 31, 2011 - $12,958), as income from investment accounted for by the equity method.

Assets, liabilities, revenue and expenses of CWI are as follows:

	December 31, 2013	December 31, 2012

Current assets:
Cash and short-term investments	$73,736	$44,371
Accounts receivable	4,645	6,995
Current portion of deferred income tax assets	13,958	7,304
Other current assets	210	225
Long-term assets:
Property, plant and equipment	1,096	896
Deferred income tax assets	21,698	9,786

Total assets	$115,343	$69,577

Current liabilities:
Current portion of warranty liability	$18,395	$13,317
Current portion of deferred revenue	5,478	3,862
Accounts payable and accrued liabilities	7,772	9,401
	31,645	26,580

Long-term liabilities:
Warranty liability	49,174	17,501
Deferred revenue	17,815	9,968
Other long-term liabilities	2,400	1,312
	69,389	28,781

Total liabilities	$101,034	$55,361

			Nine months ended
	Years ended December 31,		December 31,
	2013	2012	2011

Product revenue	$261,012	$161,741	$114,518
Parts revenue	49,639	36,274	24,326
	310,651	198,015	138,844

Cost of revenue and expenses:
Cost of product and parts revenue	246,403	136,575	78,837
Research and development	21,522	12,114	6,720
General and administrative	1,348	1,417	796
Sales and marketing	17,839	12,541	9,659
Foreign exchange (gain) loss	(7)	(18)	17
Bank charges, interest and other	607	472	369
	287,712	163,101	96,398

Income before undernoted	22,939	34,914	42,446

Interest and investment income	117	530	297

Income before income taxes	23,056	35,444	42,743

Income tax expense (recovery):
Current	24,600	16,362	18,602
Deferred	(18,566)	(6,517)	(1,775)
	6,034	9,845	16,827

Income for the period	$17,022	$25,599	$25,916